Tax expense (Tables) - Forekast limited [member]	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of tax expense
	2024	2023
	USD	USD

Current tax
● Current	340,639	284,103
● Under provision in prior year	697	4,686
Tax expense	341,336	288,789

Schedule of difference between tax expense profit before tax

	2024	2023
	USD	USD

Profit before tax	880,550	1,175,377

Tax expense calculated at the applicable tax rate	211,332	282,091
Non-deductible expenses	125,581	7,161
Deferred tax not recognized	3,726	(4,030)
Under provision in previous financial year	697	4,686
Utilization of previously unrecognized tax losses	-	(1,119)
Tax expense	341,336	288,789